Shareholder Report, Average Annual Return (Details)	12 Months Ended	35 Months Ended
	May 31, 2026	May 31, 2026
M3Sixty Small Cap Growth Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	33.74%	12.48%
Russell 2000® Growth Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	41.87%	18.33%